SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is February 23, 2021.

For the MFS® Funds listed below:

MFS® EMERGING MARKETS DEBT FUND	MFS® EQUITY INCOME FUND
MFS® EMERGING MARKETS EQUITY RESEARCH FUND

Effective February 23, 2021, the "Ticker Symbol" table on the cover page is amended to include the following:
Fund	Ticker Symbol
	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust VII:
MFS® Emerging Markets Equity Research Fund	EEMPX	N/A	EEMRX	EEMIX	EEMDX	EEMEX	EEMFX	EEMGX	EEMHX

Effective immediately, the following sentences are added to the paragraph following the "Ticker Symbol" table:
In addition, this SAI should be read in conjunction with the Prospectus dated February 23, 2021, for MFS Emerging Markets Equity Research Fund, as may be amended or supplemented from time to time. MFS Emerging Markets Equity Research Fund had not commenced operations as of the fiscal year ended July 31, 2020; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

MFS Emerging Markets Equity Research Fund's fiscal year end is July 31. Certain information for MFS Emerging Markets Equity Research Fund as of July 31, 2020, is not included in this Statement of Additional Information because the Fund had not commenced operations as of that date.

Effective February 23, 2021, the first paragraph of the sub-section entitled "Organization of the Fund" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Organization of the Fund
MFS Equity Income Fund and MFS Emerging Markets Equity Research Fund, each an open-end investment company, are series of MFS Series Trust VII, a Massachusetts business trust organized in 1980. MFS Equity Income Fund is a diversified fund. MFS Emerging Markets Equity Research Fund is a non-diversified fund.
MFS Emerging Markets Debt Fund, an open-end investment company, is a series of MFS Series Trust X, a Massachusetts business trust organized in 1985. MFS Emerging Markets Debt Fund is a diversified fund.

Effective February 23, 2021, the following paragraph is added to the section under the sub-heading "Investment Advisory Agreement" within the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund":
For MFS Emerging Markets Equity Research Fund, the management fee set forth in the Investment Advisory Agreement is 0.95% of the Fund's average daily net assets annually up to $1 billion; 0.90% of the Fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.85% of the Fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.825% of the Fund's average daily net assets annually in excess of $5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.31% of the class' average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class' average daily net assets annually for each of Class C and Class R1 shares, 1.06% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class' average daily net assets annually for Class R2 shares, and 0.99% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least November 30, 2022.

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Effective February 23, 2021, the sub-section entitled "Custodian" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
State Street Bank and Trust Company ("State Street"), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Emerging Markets Debt Fund and MFS Equity Income Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.
JPMorgan Chase Bank ("JPMorgan"), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Emerging Markets Equity Research Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.
There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Effective February 23, 2021, the following is added to the end of the section entitled "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS":
Ernst & Young LLP also serves as the independent registered public accounting firm for MFS Emerging Markets Equity Research Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.
MFS Emerging Markets Equity Research Fund had not commenced operations as of the fiscal year ended July 31, 2020; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective February 23, 2021, the section under the main heading entitled "APPENDIX A – TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND" is restated in its entirety as follows:
APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of December 1, 2020, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES
Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEES
Robert J. Manning(3) age 57	Trustee	February 2004	133	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)
Robin A. Stelmach(3) (4) age 59	Trustee	January 2014	133	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)

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Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INDEPENDENT TRUSTEES
John P. Kavanaugh age 66	Trustee and Chair of Trustees	January 2009	133	Private investor
Steven E. Buller age 69	Trustee	February 2014	133	Private investor; Financial Accounting Standards Advisory Council, Chairman (2014-2015)
John A. Caroselli age 66	Trustee	March 2017	133	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)
Maureen R. Goldfarb age 65	Trustee	January 2009	133	Private investor
Peter D. Jones age 64	Trustee	January 2019	133	Private investor; Franklin Templeton Distributors, Inc. (investment management), President (until 2015); Franklin Templeton Institutional, LLC (investment management), Chairman (until 2015)
James W. Kilman, Jr. age 59	Trustee	January 2019	133
Burford Capital Limited (finance and investment management), Chief Financial Officer (since 2019); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage -  Financial Institutions Investment Banking Group (until 2016)
					alpha-En Corporation, Director (2016 - 2019)
Clarence Otis, Jr. age 64	Trustee	March 2017	133	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)
Maryanne L. Roepke age 64	Trustee	May 2014	133	Private investor
Laurie J. Thomsen age 63	Trustee	March 2005	133	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

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OFFICERS
Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 46	Assistant Secretary and Assistant Clerk	July 2005	133	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino P. Clark(3) age 52	Assistant Treasurer	January 2012	133	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr.(3) age 53	Assistant Treasurer	April 2017	133	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer's Office (until February 2017)
Thomas H. Connors(3) age 61	Assistant Secretary and Assistant Clerk	September 2012	133	Massachusetts Financial Services Company, Vice President and Senior Counsel
David L. DiLorenzo(3) age 52	President	July 2005	133	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 53	Secretary and Clerk	April 2017	133
Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld(3) age 47	Assistant Secretary and Assistant Clerk	June 2006	133	Massachusetts Financial Services Company, Vice President and Senior Counsel
Amanda S. Mooradian(3) age 41	Assistant Secretary and Assistant Clerk	September 2018	133	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel

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Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Susan A. Pereira(3) age 50	Assistant Secretary and Assistant Clerk	July 2005	133	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips(3) age 49	Assistant Treasurer	September 2012	133	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe(3) age 46	Assistant Secretary and Assistant Clerk	October 2014	133	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Martin J. Wolin(3) age 53	Chief Compliance Officer	July 2015	133	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015)
James O. Yost(3) age 60	Treasurer	September 1990	133	Massachusetts Financial Services Company, Senior Vice President

(1)
Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise.  For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.

 (2) Directorships or trusteeships of companies required to report to the SEC (i.e., “public companies”).
(3)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

(4)	As of December 31, 2020, Ms. Stelmach will retire as Trustee.

Each Trustee (other than Messrs. Jones and Kilman) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Jones and Kilman became Trustees of the Fund on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 2004.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual's ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:
Interested Trustees:
Robert J. Manning
Mr. Manning is Executive Chairman of MFS (the MFS Funds’ investment adviser) and is Chairman of its Board. He has substantial executive and investment management experience, having worked for MFS for over 30 years.
Robin A. Stelmach
Ms. Stelmach is Vice Chair of MFS (the MFS Funds' investment adviser).  Previously she was Executive Vice President and Chief Operating Officer of MFS and oversaw the company's Global Investment Technology and Global Investment & Client Support departments, as well as the MFS Service Center.

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Independent Trustees:
Steven E. Buller, CPA
Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry.  Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. ("BlackRock"), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes.  Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board.  He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.
John A. Caroselli
Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.
Maureen R. Goldfarb
Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.
Peter D. Jones
Mr. Jones has substantial senior executive, accounting and investment management experience at firms within the investment management industry.  Mr. Jones was the Chairman of Franklin Templeton Institutional, LLC and President of Franklin Templeton Distributors Inc.  Mr. Jones formerly was the President of IDEX Distributors, Inc., which oversaw the formation and launch of IDEX Mutual Funds (now part of Transamerica Funds).  Mr. Jones is a member of the Investment Advisory Council of the Florida State Board of Administration. Mr. Jones was formerly a CPA and served as Tax Manager at PricewaterhouseCoopers in Tampa, Florida and Atlanta, Georgia.  Mr. Jones is a member of the Investment Committee as a former trustee of the Florida State University Foundation.
John P. Kavanaugh
Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry and is a Chartered Financial Analyst. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He previously served on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.
James W. Kilman, Jr.
Mr. Kilman has substantial senior executive and investment banking management experience at firms within the investment management industry.  Mr. Kilman is currently the Chief Financial Officer of Burford Capital Limited, a global finance and investment management firm focusing on the law, and the Chief Executive Officer of KielStrand Capital LLC, a family office merchant bank that makes and manages investments and oversees philanthropic activities.  Mr. Kilman formerly was the Vice Chairman, Co-Head of Diversified Financials Coverage in the Financial Institutions Banking Group at Morgan Stanley & Co.  Prior to joining Morgan Stanley, Mr. Kilman was Managing Director in the Advisory Group within the Fixed Income Division's Mortgage Department at Goldman Sachs & Co.  Mr. Kilman also held managerial and investment positions with ABN AMRO Inc. and PaineWebber Inc.
Clarence Otis, Jr.
Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies.  He is a former director of the Federal Reserve Bank of Atlanta.
Maryanne L. Roepke
Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc., where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.
Laurie J. Thomsen
Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

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Effective February 23, 2021, the following is added to the table entitled "Trustee Compensation Table" under the main heading entitled "APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES":
Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Peter D. Jones	John P. Kavanaugh	James W. Kilman, Jr.	Clarence Otis, Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS Emerging Markets Equity Research Fund[5]	Not Applicable	Not Applicable	$238	$238	$238	$238	$239	$238	$238	$238	$238

5 Estimated amounts for the fiscal year ending July 31, 2021.

Effective February 23, 2021, the first paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP" is restated in its entirety as follows:
As of December 1, 2020, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund's shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

Effective February 23, 2021, the following is added to the second paragraph of the sub-section entitled "Ownership by Trustees and Officers" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP":
No Trustee owned shares of MFS Emerging Markets Equity Research Fund as of December 31, 2019, because shares of MFS Emerging Markets Equity Research Fund had not been offered for sale as of December 31, 2019.

Effective February 23, 2021, the sub-section entitled "25% or Greater Ownership of the Fund" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP" is restated in its entirety as follows:
25% or Greater Ownership of the Fund
The following table identifies those investors who own 25% or more of the Fund’s voting shares as of December 1, 2020. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EMERGING
MARKETS DEBT FUND	None	None

MFS EQUITY INCOME
FUND	None	None

As of December 1, 2020, no shares of MFS Emerging Markets Equity Research Fund were owned because the Fund had not yet commenced operations.

Effective February 23, 2021, the sub-section entitled "5% or Greater Ownership of the Share Class" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP" is restated in its entirety as follows:
5% or Greater Ownership of Share Class
The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of December 1, 2020.

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EMERGING MARKETS DEBT FUND
CLASS A	21.66	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	17.54	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	10.49	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.80	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.11	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.50	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.33	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
MFS EMERGING MARKETS DEBT FUND
CLASS B	24.41	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	16.82	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.59	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.49	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.46	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.39	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	15.74	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
MFS EMERGING MARKETS DEBT FUND
CLASS C	35.59	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	14.73	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.07	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.06	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.33	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
MFS EMERGING MARKETS DEBT FUND
CLASS I	57.80	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.36	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.16	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS EMERGING MARKETS DEBT FUND
CLASS R1	51.63	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	51.63	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	17.67	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	10.36	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	9.78	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.32	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.02	J THADDEUS DECKER MD PLLC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
MFS EMERGING MARKETS DEBT FUND
CLASS R2	55.45	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	9.25	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.63	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	8.60	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	6.11	PIMS/PRUDENTIAL	PO BOX 1808	BAKERSFIELD CA 93303-1808
MFS EMERGING MARKETS DEBT FUND
CLASS R3	53.18	JOHN HANCOCK LIFE INSURANCE CO	200 BERKELEY ST	BOSTON MA 02116-5023
	14.51	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
MFS EMERGING MARKETS DEBT FUND
CLASS R4	27.68	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	25.62	VOYA INSTITUTIONAL TRUST CO	30 BRAINTREE HILL OFFICE PARK	BRAINTREE MA 02184-8747
	19.34	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	16.71	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
MFS EMERGING MARKETS DEBT FUND
CLASS R6	30.51	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	21.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.02	SAXON & CO	PO BOX 94597	CLEVELAND OH 44101-4597
	14.27	STATE STREET BANK	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.49	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.78	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS EQUITY INCOME FUND
CLASS A	68.09	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.75	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.34	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.37	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EQUITY INCOME FUND
CLASS B	35.23	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.23	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.30	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	29.73	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
MFS EQUITY INCOME FUND
CLASS C	30.25	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	14.65	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.37	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.31	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	6.91	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.91	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.19	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
MFS EQUITY INCOME FUND
CLASS I	23.01	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	19.40	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	16.79	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.21	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.94	PAUL R SKINNER	330 BEACON ST UNIT 72	BOSTON MA 02116-1153
	6.29	STEVEN R GORHAM & DOROTHY L GORHAM	111 HUNTINGTON AVENUE	BOSTON , MA 02199-7632
	5.54	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS EQUITY INCOME FUND
CLASS R1	56.84	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.76	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.76	ASHTABULA AREA CITY SCHOOLS	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.33	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.80	CAPITAL BANK & TRUST CO	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	9.80	GREEN MOUNTAIN SUPPORT SERVICES INC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.93	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.93	BEREA CSD	717 17TH ST STE 1300	DENVER CO 80202-3304

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FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EQUITY INCOME FUND
CLASS R2	59.17	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	46.20	PARK COUNTY SCHOOL DIST 6	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.54	HARTINGTON PUBLIC SCHOOLS	717 17TH ST STE 1300	DENVER CO 80202-3304
	31.50	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	5.56	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.56	PILATES METHOD ALLIANCE INC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
MFS EQUITY INCOME FUND
CLASS R3	46.75	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	40.66	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	22.09	DALLASTOWN AREA SD (PA)	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.81	WALLENPAUK AREA SCHOOL PA	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.11	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.25	CITY OF ABERDEEN WA	717 17TH ST STE 1300	DENVER CO 80202-3304
MFS EQUITY INCOME FUND
CLASS R4	56.65	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	43.35	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	43.35	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
MFS EQUITY INCOME FUND
CLASS R6	88.12	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	8.10	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

As of December 1, 2020, no shares of MFS Emerging Markets Equity Research Fund were owned because the Fund had not yet commenced operations.

Effective February 23, 2021, the third paragraph of the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" is restated in its entirety as follows:
With respect to each portfolio manager except Messrs. Sanjay Natarajan and Deividas Seferis, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

1043376                                 11                        NOVEMBER-SAI-COMBINED-SUP-I-022321

Effective February 23, 2021, the following is added as the fourth and fifth paragraphs following the table in the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":
With respect to Messrs. Sanjay Natarajan and Deividas Seferis, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

Effective February 23, 2021, the following is added as the last paragraph in the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":
As of December 1, 2020, no portfolio manager owned shares of MFS Emerging Markets Equity Research Fund because the Fund had not yet commenced operations.

Effective February 23, 2021, the following is added to the table within the sub-section entitled "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)":
Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Emerging Markets Equity Research Fund	Sanjay Natarajan[3] (Became a Portfolio Manager of the Fund on February 23, 2021)	Registered Investment Companies[4]	0	Not Applicable
		Other Pooled Investment Vehicles	1	$60.0 million
		Other Accounts	5	$166.7 million
	Deividas Seferis[3] (Became a Portfolio Manager of the Fund on February 23, 2021)	Registered Investment Companies[4]	0	Not Applicable
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	1	$2.8 million
[3]	Account information is as of November 30, 2020.
[4]	Does not include the Fund.

Effective February 23, 2021, the first two paragraphs of the sub-section entitled "Class A, Class A1, and Class 529A Shares – General Provisions" under the sub-heading entitled "Commissions and Distribution Plan Payments" under the main heading entitled "APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION" are restated in their entirety as follows:
Class A, Class A1, and Class 529A Shares – General Provisions
For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:
For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Emerging Markets Equity Research Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):

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Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective February 23, 2021, the following is added to "APPENDIX K - INVESTMENT RESTRICTIONS":
MFS Emerging Markets Equity Research Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for the Fund's fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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